Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment and corporate information
Income before income taxes	€ 1,056,926	€ 1,033,015	€ 1,219,279
Income tax expense (benefit)
Current tax expense	388,727	422,706	366,425
Deferred tax income	(72,671)	(122,149)	(41,471)
Total tax expense (income)	316,056	300,557	324,954
Germany
Segment and corporate information
Income before income taxes	(30,436)	(91,082)	(30,186)
Income tax expense (benefit)
Current tax expense	69,971	20,947	(5,423)
Deferred tax income	(37,765)	34,018	16,963
United States
Segment and corporate information
Income before income taxes	688,903	725,848	829,699
Income tax expense (benefit)
Current tax expense	179,423	290,787	190,058
Deferred tax income	(48,565)	(150,225)	(13,767)
Other
Segment and corporate information
Income before income taxes	398,459	398,249	419,766
Income tax expense (benefit)
Current tax expense	139,333	110,972	181,790
Deferred tax income	€ 13,659	€ (5,942)	€ (44,667)